Related-Party Transactions (Amounts Payable To (Receivable From) Members In Lieu Of Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Federal income taxes receivable		$ (23)
Federal income taxes payable	47	(23)
Texas margin taxes payable	18	23	22
Total payable (receivable)	65		22
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable		(18)
Federal income taxes payable	38	(18)
Texas margin taxes payable	18	23	22
Total payable (receivable)	56	5	22
Texas Transmission And Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable		(5)
Federal income taxes payable	9	(5)
Total payable (receivable)	$ 9	$ (5)